REGIONS MORGAN KEEGAN SELECT FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                   JANUARY 29, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: REGIONS MORGAN KEEGAN SELECT FUNDS (the "Trust")
            Regions Morgan Keegan Select Government Money Market Fund Regions Morgan Keegan Select Treasury Money Market Fund Regions Morgan Keegan Select Limited Maturity Government Fund Regions Morgan Keegan Select Fixed Income Fund
            Regions Morgan Keegan Select Balanced Fund
            Regions Morgan Keegan Select Value Fund
            Regions Morgan Keegan Select Growth Fund
            Regions Morgan Keegan Select Aggressive Growth Fund
           1933 Act File No. 33-44737
           1940 Act File No. 811-6511

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 29 on January 29, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C Jones
                                                Gail C. Jones
                                                Assistant Secretary